Net Debt - Summary of Net Debt Balance and Gearing Ratio (Detail) - USD ($) $ in Millions		Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
Interest bearing liabilities, Current
Bank loans		$ 890	$ 40
Notes and debentures		855	1,316
Lease liabilities		934	641
Bank overdraft and short-term borrowings		0	1		$ 3
Other		5	20
Total interest bearing liabilities		2,684	2,018
Less: Lease liability associated with index-linked freight contracts current		401	185
Less: Cash and cash equivalents
Cash		7,609	7,244
Short-term deposits		10,923	4,650
Less: Total cash and cash equivalents		18,532	11,894		$ 12,501
Net debt management related instruments		12	13	[1]
Net cash management related instruments	[2]	227	(60)
Less: Total derivatives included in net debt		239	(47)
Interest bearing liabilities, Non-current
Bank loans		3,644	3,691
Notes and debentures		18,090	16,337
Non-current lease liabilities		2,562	2,312
Other		141	138
Total interest bearing liabilities		24,437	22,478
Less: Lease liability associated with index-linked freight contracts non current		334	148
Net debt management related instruments	[1]	(1,079)	(608)
Net cash management related instruments	[2]	0	0
Less: Total derivatives included in net debt		(1,079)	(608)
Net debt		8,694	12,924
Net assets		$ 56,321	$ 52,218
Gearing		13.40%	19.80%

[1]	Represents the net cross currency and interest rate swaps designated as effective hedging instruments included within current and non-current other financial assets and liabilities.
[2]	Represents the net forward exchange contracts included within current and non-current other financial assets and liabilities.